Leases - Schedule of Minimum Lease Payments Under the Terms of the Leases (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating Leases, 2021	$ 320,800
Operating Leases, 2022	303,000
Operating Leases, 2023	196,800
Operating Leases, 2024	113,900
Operating Leases, 2025
Operating Leases, Total Lease payments	934,500
Operating Leases, Less Amount discount/Interest	(92,800)
Operating lease	841,700	$ 1,115,500
Finance Leases, 2021	397,100
Finance Leases, 2022	269,400
Finance Leases, 2023	264,500
Finance Leases, 2024	161,300
Finance Leases, 2025
Finance Leases, Total Lease payments	1,093,300
Finance Leases, Less Amount discount/Interest	(93,900)
Finance Leases	999,400	$ 520,700
2021	717,900
2022	572,400
2023	461,300
2024	276,200
2025
Total Lease payments	2,027,800
Less Amount discount/Interest	(186,700)
Total lease	$ 1,841,100